Going Concern - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended		196 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Going Concern [Line Items]
Disposal Group, Including Discontinued Operation, Operating Income (Loss)	$ 3,620
Net cash used in operating activities	2,994	3,226	85,037
Deficit accumulated during development stage	$ 110,543	$ 105,380	$ 110,543